Shareholder Fees {- Fidelity Series Small Cap Core Fund}	Oct. 20, 2022 USD ($)
NF_04.30 Fidelity Series Small Cap Core Fund PRO-01 | Fidelity Series Small Cap Core Fund
Shareholder Fees:
(fees paid directly from your investment)	none